FINANCIAL EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Foreign currency exchange differences	$ 8	$ 131	$ 208
Interest on cash equivalents and restricted deposits	9	4	5
Total other income	17	135	213
Amortization of shareholders' convertible loans discount and beneficial conversion feature (BCF)	1,116	2,684	43
Interest on shareholders' convertible note and loans	270	575	708
Withholding taxes on interest of convertible note and loans from shareholders		119	294
Bank commissions and others	100	152	146
Foreign currency exchange differences	25	161	271
Interest on loans from banks and other credit balances	27	21	7
Total expenses	1,538	3,712	1,469
Total financial expenses, net (Note 14)	$ 1,521	$ 3,577	$ 1,256